Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventory components and movement in the provision
Inventories are comprised of the following:

	As of December 31,
In thousands of USD	2022	2023
Merchandise available for sale	13,920	10,868
Less: Provision for slow moving and obsolete inventories	(2,483)	(1,169)
Total Inventories	11,437	9,699